Current and deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and deferred income tax and social contribution
Profit (loss) before income tax and social contribution		R$ 307,091	R$ (119,705)	R$ (105,687)
Nominal statutory rate of income tax and social contribution		34.00%	34.00%	34.00%
IRPJ and CSLL calculated at the nominal rates		R$ (104,411)	R$ 40,700	R$ 35,934
Share of loss equity-accounted investees		(1,914)	(6,343)	(1,534)
Permanent additions		1,349	2,702	(8,292)
IRPJ and CSLL not taxable on reversal tax contingencies	[1]	117,480	0	0
Difference in presumed profit rate of subsidiary		(1,256)	362	3,617
Deferred IRPJ and CSLL not constituted on the loss of the fiscal year of subsidiaries		(10,052)	(721)	(2,314)
Reversal of IRPJ and CSLL	[2]	177,993	0	23,703
IRPJ and CSLL others		74	27	0
Total IRPJ and CSLL		179,263	36,727	51,114
Current IRPJ and CSLL in the result		175,617	331	10,668
Deferred IRPJ and CSLL in the result		3,646	36,396	40,446
Income tax and social contribution		R$ 179,263	R$ 36,727	R$ 51,114
Effective tax rate of Income and social contribution tax benefit		58.00%	31.00%	48.00%

[1]	Related to the impact arising from deduction on the reversal tax contingencies, which are not taxable.
[2]	Primarily refers tax assessment notices issued by the tax authority to the "Predecessor," derived from disallowances of operational and financial expenses, as well as isolated fines related to the acquisition of the Anglo Group in 2010 and subsequent restructuring. In the year 2024, considering the analysis and opinion of legal advisors, the Company decided to partially reverse the amounts initially provisioned, as mentioned in note 21.a.